Vanguard Alternative Strategies Fund

Supplement to the Prospectus

Vanguard Alternative Strategies Fund is available only to select Vanguard funds and qualified clients enrolled in Vanguard Institutional Advisory Services® (VIAS).

© 2017 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.	PS 1298 022017

Vanguard Trustees’ Equity Fund

Supplement to the Statement of Additional Information

Vanguard Alternative Strategies Fund is available only to select Vanguard funds and qualified clients enrolled in Vanguard Institutional Advisory Services® (VIAS).

© 2017 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.

SAI 46A 022017